Atlas A&D Opportunity Fund III LP ABS-15G

Exhibit 99.10

Data Compare Summary
2026_ADMT-NQM5_FINAL
Run Date - 6/16/2026 10:00:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	9	854	1.05%	All Income was verified for each borrower
ApplicationDate	86	852	10.09%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	1	854	0.12%	All variances were verified by Citizenship documents
B1FirstName	20	854	2.34%	All variances were spelling differences in the tape vs on the note.
B1LastName	30	854	3.51%	All variances were spelling differences in the tape vs on the note.
B1OriginationFICO	1	13	7.69%	All FICO scores were verified from provided credit reports.
B2FirstName	1	182	0.55%	All variances were spelling differences in the tape vs on the note.
B2LastName	4	182	2.20%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	406	622	65.27%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	40	854	4.68%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	53	854	6.21%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	44	854	5.15%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	1	854	0.12%	In all cases Mission verified the interest rate from the promissory note.
LenderName	6	854	0.70%
LoanAmount	0	854	0.00%	In all cases Mission verified the Loan Amount from the promissory note.
LoanID	0	854	0.00%
LoanProgram	48	854	5.62%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	854	0.00%
MINNo	9	806	1.12%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	2	854	0.23%	Mission verifies origination channel from docuemntation provided with the 1008.
NoteDate	3	799	0.38%	All date variances were verified from the Promissory Note.
NumberofUnits	3	854	0.35%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	854	0.00%
PrimaryAppraisedPropertyValue	4	854	0.47%	Mission verified values used from the appraisal.
PropertyAddress	98	854	11.48%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	0	854	0.00%
PropertyCounty	55	854	6.44%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	854	0.00%
PropertyType	73	854	8.55%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	854	0.00%
QualifyingCLTV	39	854	4.57%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	44	313	14.06%	All variations were verified from the 1003 documentation.
SalesPrice	1	540	0.19%	All variations were verified from the sales contract documentation.
SellerLoanID	0	13	0.00%
TotalDebtIncomeRatio	1	854	0.12%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	854	0.00%
UnderwritingGuidelineName	0	854	0.00%	Misison verifies guidelines used at time of origination date.
UnderwritingGuidelineVersionDate	78	854	9.13%	Misison verifies guidelines used at time of origination date.
VerifiedDocType	257	854	30.09%	Mission uses ASF defined doc types used for income qualification and the lender tape differs from these enumerations.
	1,417